Taxes on Income	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

The main reconciling items between the theoretical and actual tax rate during the six months ended June 30, 2022, derived mainly from: tax expense related to the Company’s foreign subsidiaries income at different tax rates, deferred tax benefit recognized in Israel related to current losses at Preferred Enterprise reduced tax rates, and permanent differences.